SCHEDULE OF FAIR VALUE OF WARRANTS (Details) - Level 2 of fair value hierarchy [member] - Warrants [member] - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Expected volatility	5.77%	6.77%
Risk-free interest rate	4.57%	3.88%
Expected term (years)	3 years	4 years
Exercise price	$ 4.00	$ 4.00
Spot price	3.40	4.90
Fair value of warrant	$ 0.12	$ 1.52